Property and Equipment - Changes in Property and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 15,125	¥ 9,029
Ending balance	24,726	15,125
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,082	20,285
Acquisitions	18,805	11,597
Disposals	(2,166)	(2,390)
Acquisition through business combinations	32	493
Loss of control of subsidiaries	(553)
Exchange differences	(250)	196
Other	(94)	(99)
Ending balance	45,856	30,082
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,957	11,256
Disposals	(1,768)	(2,104)
Depreciation	8,418	5,523
Acquisition through business combinations	12	300
Loss of control of subsidiaries	(362)
Exchange differences	(106)	69
Other	(21)	(87)
Ending balance	21,130	14,957
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,622	1,735
Ending balance	4,342	4,622
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,501	3,817
Acquisitions	1,105	4,156
Disposals	(8)	(1,305)
Acquisition through business combinations		12
Exchange differences	(1)	1
Other	(27)	(180)
Ending balance	7,570	6,501
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,879	2,082
Disposals	(1)	(1,291)
Depreciation	1,352	1,146
Acquisition through business combinations		4
Exchange differences	(1)	1
Other	(1)	(63)
Ending balance	3,228	1,879
Equipment (mainly consist of servers) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,794	6,574
Ending balance	18,718	9,794
Equipment (mainly consist of servers) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,196	15,529
Acquisitions	16,095	7,038
Disposals	(2,134)	(911)
Acquisition through business combinations	18	184
Loss of control of subsidiaries	(141)
Exchange differences	(187)	152
Other	16	204
Ending balance	35,863	22,196
Equipment (mainly consist of servers) [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,402	8,955
Disposals	(1,751)	(810)
Depreciation	6,745	4,111
Acquisition through business combinations	11	125
Loss of control of subsidiaries	(73)
Exchange differences	(78)	53
Other	(111)	(32)
Ending balance	17,145	12,402
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42	184
Ending balance	963	42
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42	184
Acquisitions	970	42
Exchange differences	(7)
Other	(42)	(184)
Ending balance	963	42
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	667	536
Ending balance	703	667
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,343	755
Acquisitions	635	361
Disposals	(24)	(174)
Acquisition through business combinations	14	297
Loss of control of subsidiaries	(412)
Exchange differences	(55)	43
Other	(41)	61
Ending balance	1,460	1,343
Others [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	676	219
Disposals	(16)	(3)
Depreciation	321	266
Acquisition through business combinations	1	171
Loss of control of subsidiaries	(289)
Exchange differences	(27)	15
Other	91	8
Ending balance	¥ 757	¥ 676